Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 AOS Acquisition [Member]	Oct. 31, 2010 AOS Acquisition [Member]	Oct. 31, 2009 AOS Acquisition [Member]
U.S. Federal statutory income tax rate	34.00%
Accrued interest related to unrecognized tax benefits	$ 2,144	$ 14,392
Accrued penalties related to unrecognized tax benefits	(7,514)	6,761
Accrued interest and penalties related to uncertain tax positions	95,283	100,653
Unrecognized tax benefits that would affect the effective tax rate if recognized	128,573	119,883
Purchase price adjustment to deferred tax assets				642,201
Deferred tax assets	3,231,357	2,930,755			1,038,335
Net operating loss carryforwards	951,397	1,140,133			851,551
Operating loss carryforwards	$ 1,517,605		$ 666,054